Earnings Per Share (Calculation Of Basic And Diluted EPS) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Net earnings attributable to PMI	$ 1,886	$ 2,377	$ 2,409	$ 1,919	$ 1,752	$ 1,822	$ 1,982	$ 1,703	$ 8,591	$ 7,259	$ 6,342
Less distributed and undistributed earnings attributable to share-based payment awards									49	33	23
Net earnings for basic and diluted EPS									$ 8,542	$ 7,226	$ 6,319
Weighted-average shares for basic EPS									1,761	1,839	1,943
Stock options									1	3	7
Weighted-average shares for diluted EPS									1,762	1,842	1,950